Investment Strategy - Global X Funds - Global X Commodity Strategy ETF	Jan. 16, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide investors with exposure to commodity assets. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its assets in instruments that provide exposure to commodities. “Commodities” are assets such as metals, oil, natural gas, or agricultural products. The Fund will hold U.S. Treasury securities, cash and cash equivalents, shares of the Global X 1-3 Month T-Bill ETF, a passively managed exchange-traded fund and affiliate of the Fund, and shares of the Global X Subsidiary (as defined below) that invests in futures providing exposure to physical Commodities and/or exchange-traded products (“ETPs”) that invest in physical Commodities (“Physical Commodity ETPs”). The Fund’s 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. While the Fund will not invest directly in physical Commodities, it is anticipated that the Fund will gain exposure to Commodities through Commodities futures contracts and Physical Commodity ETPs. The Fund will primarily invest in commodity futures contracts that correspond to the commodity exposures included in the Bloomberg Commodity Index (the “Reference Index”). The Fund may also invest in commodity futures contracts and Physical Commodity ETPs not included in the Reference Index, including off-benchmark commodity futures. Physical Commodity ETPs are not registered under the Investment Company Act of 1940, as amended, and are treated as grantor trusts for tax purposes. The Fund’s holdings in cash, cash equivalents, and U.S. Treasury securities may be used as collateral for futures contracts.

The Fund’s investments will include “long” exposure to listed Commodity futures contracts and Physical Commodity ETPs. To be “long” means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. The Fund seeks to gain exposure to Commodity futures and Physical Commodity ETPs, in whole or in part, through investments in a subsidiary of the Fund organized in the Cayman Islands, the Global X Commodity Strategy Subsidiary Limited
(the “Global X Subsidiary”). The Global X Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the Global X Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the Global X Subsidiary is intended to provide the Fund with exposure to Commodities and Physical Commodity ETPs while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Global X Subsidiary.

For purposes of portfolio construction, the portfolio managers utilize quantitative macro, quantitative trend and quantitative momentum models (together the “Models”) to assist them in security screening and analysis. These Models have been developed by Wealthspot LLC (“Wealthspot”). Wealthspot is an affiliate of the Fund and the Adviser. Wealthspot does not provide services directly to the Fund.

The quantitative macro model utilizes a combination of macroeconomic data, business fundamentals, and market activity to establish a proprietary macro-economic cycle indicator, which categorizes the current macroeconomic cycle into one of four phases: expansion, recovery, downturn, or repair. The portfolio managers may utilize the macroeconomic cycle indicator when evaluating Commodity segments.

The quantitative trend model evaluates the relationship between the current price of a specific Commodity against the moving average price of the same Commodity. The model output quantifies the trend strength or weakness of the Commodity.

The quantitative momentum model evaluates the relationship between shorter duration moving average prices of a given Commodity against longer-duration moving average prices of the same Commodity, with the model’s output quantifying the momentum a Commodity may have in the market. The portfolio managers may utilize trend and momentum indicators when evaluating specific Commodities.

Typically, the portfolio managers utilize the Models to enhance their allocation decisions; however, the portfolio managers may opt not to utilize the output of the Models.

The portfolio managers may buy and sell securities for the Fund at any time. The Fund’s portfolio may include securities or instruments that are not identified by the Models.
The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets (e.g., 25% or greater) in a smaller number of issuers than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its assets in instruments that provide exposure to commodities.